Interests in associates and joint ventures - Reconciliation (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of interests in associates and joint ventures [abstract]
Interests in associates in the opening balance	€ 103	€ 104	€ 77
Dividends	(4)	(2)	(3)
Share of profits (losses)	(2)	8	3
Impairment	0	0
Change in components of other comprehensive income	0
Changes in the scope of consolidation	0	2	(1)
Translation adjustment	(12)	(4)	5
Reclassifications and other items	13	(5)	23
Interests in associates in the closing balance	€ 98	€ 103	€ 104